CONSOLIDATED STATEMENTS OF STOCKHOLDERS’ EQUITY - USD ($) shares in Thousands, $ in Thousands	Total	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings (Accumulated Deficit)	Non- Controlling Interests	Class A Common Stock	Class A Common Stock Common Stock	Class B Common Stock	Class B Common Stock Common Stock
Beginning balance (in shares) at Dec. 31, 2021							40,088		10,691
Beginning balance at Dec. 31, 2021	$ 396,558	$ 252,505	$ 1,078	$ 68,050	$ 74,920		$ 4		$ 1
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Distribution to continuing equity owners	(10,709)				(10,709)
Equity-based compensation	16,591	16,591
Activity under equity-based compensation plans (in shares)							533
Activity under equity-based compensation plans	1,936	1,936
Acquisition of non-controlling interest of TokenWave, LLC (in shares)							71
Acquisition of non-controlling interest of TokenWave, LLC	(5,513)	(4,781)			(732)
Cumulative translation adjustment, net of tax	(4,695)		(3,681)		(1,014)
Establishment of liabilities under tax receivable agreement and related changes to deferred tax assets	761	761
Recapitalization of common units of FAH, LLC (in shares)									(910)
Recapitalization of common units of FAH, LLC	0	5,873			(5,873)
Redemption of common units of FAH, LLC (in shares)							6,500		(6,488)
Redemption of common units of FAH, LLC	0	37,922			(37,922)		$ 1		$ (1)
Net (loss) income	(5,240)			(8,035)	2,795
Ending balance (in shares) at Dec. 31, 2022							47,192		3,293
Ending balance at Dec. 31, 2022	389,689	310,807	(2,603)	60,015	21,465		$ 5		$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Distribution to continuing equity owners	(1,118)				(1,118)
Equity-based compensation	10,534	10,534
Activity under equity-based compensation plans (in shares)							1,601
Activity under equity-based compensation plans	756	756
Cumulative translation adjustment, net of tax	2,617		2,423		194
Redemption of common units of FAH, LLC (in shares)							1,756		(1,016)
Redemption of common units of FAH, LLC	0	4,083			(4,083)
Net (loss) income	(164,438)			(154,079)	(10,359)
Ending balance (in shares) at Dec. 31, 2023						50,549	50,549	2,277	2,277
Ending balance at Dec. 31, 2023	238,040	326,180	(180)	(94,064)	6,099		$ 5		$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Distribution to continuing equity owners	(88)				(88)
Equity-based compensation	13,602	13,602
Activity under equity-based compensation plans (in shares)							1,224
Activity under equity-based compensation plans	1,410	1,410
Cumulative translation adjustment, net of tax	(1,541)		(1,496)		(45)
Redemption of common units of FAH, LLC (in shares)							1,194		(847)
Redemption of common units of FAH, LLC	0	2,280			(2,280)
Net (loss) income	(15,070)			(14,718)	(352)
Ending balance (in shares) at Dec. 31, 2024						52,967	52,967	1,430	1,430
Ending balance at Dec. 31, 2024	$ 236,353	$ 343,472	$ (1,676)	$ (108,782)	$ 3,334		$ 5		$ 0